UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30th, 2005

Check here if Amendment [  ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       July 26, 2005
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]


Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Select Managers Fund, Mackenzie Select Managers Canada Fund, Mackenzie Select Managers Capital Class, Mackenzie Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Cundill American Capital Class, Mackenzie Cundill Canadian Security Capital Class, Mackenzie Select Managers International Capital Class, Mackenzie Symmetry Canadian Stock Capital Class, Mackenzie Symmentry Specialty Stock Capital Class, IG Mackenzie Select Managers Canada Fund, and IG Mackenzie Select Managers Canada Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                  -----------------------

Form 13F Information Table Entry Total:                     17
                                                  -----------------------

Form 13F Information Table Value Total:             $1,341,965 (x1,000)
                                                  -----------------------


List of Other Included Managers:

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of                Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer                 class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None


BCE INC                COM       05534B109    216,018   9,130,700     SH           SOLE                  9,130,700     0       0



BRASCAN CORP         CL A LTD    10549P606     33,001     864,387     SH           SOLE                    864,387     0       0
                      VT SH



CANADIAN NAT
   RES LTD            COM        136385101     87,438    2,414,000    SH           SOLE                  2,414,000     0       0



FAIRFAX FINL
   HLDGS LTD         SUB VTG     303901102    230,741    1,392,973    SH           SOLE                  1,392,973     0       0



FOCUS ENHANCEMENTS
   INC                COM        344159108        655    1,000,000    SH           SOLE                  1,000,000     0       0



GEAC COMPUTER LTD     COM        368289104     21,132    2,430,000    SH           SOLE                  2,430,000     0       0



GRILL CONCEPTS INC    COM        398502203      1,072      286,000    SH           SOLE                    286,000     0       0



LIBERTY MEDIA
    INTL INC          COM        530555101     86,506    1,759,514    SH           SOLE                  1,759,514     0       0



LIBERTY MEDIA
   INTL INC        COM SER A     530719103    124,286   12,293,854    SH           SOLE                 12,293,854     0       0



LOEWS CORP           COM         540424108     44,322     572,000     SH           SOLE                    572,000     0       0



MCI INC              COM         552691107    223,075    9,086,690    SH           SOLE                  9,086,690     0       0



MI DEVS INC          CL A
                    SUB VTG      55304X104     88,588    2,808,900    SH           SOLE                  2,808,900     0       0


NATUZZI S P A        ADR         63905A101      6,947      853,600    SH           SOLE                    853,600     0       0



PFIZER INC           COM         717081103     85,023    3,085,300    SH           SOLE                  3,085,300     0       0



QLT INC              COM         746927102      4,637      448,600                                         448,600     0       0



SAKS INC             COM         79377W108     32,762    1,727,300    SH           SOLE                  1,727,300     0       0



SUN LIFE FINL INC    COM         866796105     44,761    1,359,200    SH           SOLE                  1,359,200     0       0
